Fair Value Continuous Unrealized Losses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less than 12 months, Fair Value	$ 283,143	$ 0
Less than 12 months, Unrealized Losses	20,267	0
12 months or greater, Fair Value	0	15,379
12 months or greater, Unrealized Losses	0	2,737
Total, Fair Value	283,143	15,379
Total, Unrealized Losses	20,267	2,737
Residential Construction Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less than 12 months, Fair Value	283,143
Less than 12 months, Unrealized Losses	20,267
12 months or greater, Fair Value	0
12 months or greater, Unrealized Losses	0
Total, Fair Value	283,143
Total, Unrealized Losses	20,267
Cement Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less than 12 months, Fair Value		0
Less than 12 months, Unrealized Losses		0
12 months or greater, Fair Value		15,379
12 months or greater, Unrealized Losses		2,737
Total, Fair Value		15,379
Total, Unrealized Losses		$ 2,737